Income taxes - Tax Loss Carryforwards (Details) $ in Millions	Mar. 31, 2019 CAD ($)
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 11.2
2034
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	0.6
2036
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	2.1
2038
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	2.2
2039
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	4.9
2040 and thereafter
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1.4